Document and Entity Information	Mar. 22, 2022
Cover [Abstract]
Entity Registrant Name	PERRIGO Co plc
Entity Tax Identification Number	00-0000000
City Area Code	1
Amendment Flag	false
Entity Central Index Key	0001585364
Document Type	8-K
Document Period End Date	Mar. 22, 2022
Entity File Number	001-36353
Entity Incorporation State Country Code	L2
Entity Address, Address Line One	The Sharp Building
Entity Address, Address Line Two	Hogan Place
Entity Address, City or Town	Dublin 2
Entity Address, Country	IE
Entity Address, Postal Zip Code	D02 TY74
Local Phone Number	7094000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary shares
Trading Symbol	PRGO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false